Private Placement (Details)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Private placement (Textual)
Warrants placement,description	Each whole Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share.
Sponsor [Member]
Private placement (Textual)
Purchase price | $ / shares	$ 10.00
Aggregate amount of purchased value | $	$ 7,000,000
IPO [Member]
Private placement (Textual)
Aggregate amount of purchased shares | shares	700,000